Other Assets and Liabilities (Details) $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Currency1 [Line Items]
Other liabilities	$ 0		$ 352,000
Current prepaid expenses	1,327,000
Non-current prepaid expenses	998,000		0
BRACELET-1 collaboration agreement
Currency1 [Line Items]
Other receivables	488,000	$ 360	782,000	$ 617
Other liabilities	$ 0		$ 352,000	$ 278